Document And Entity Information	Jun. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	Inari Medical, Inc.
Entity Central Index Key	0001531048
Entity Emerging Growth Company	true
Entity File Number	001-39293
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-2902923
Entity Address, Address Line One	9 Parker, Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	877
Local Phone Number	923-4747
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	NARI
Security Exchange Name	NASDAQ